RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2021
Foresight Acquisition Corp [Member]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all shares of Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements”; the Company evaluated the changes and has determined that the related impact was material to the previously presented financial statements. Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued financial statements should be restated to report all public shares as temporary equity. As such the Company is restating those periods in this Quarterly Report.

The impact of the restatement on the Company’s financial statements is reflected in the following table.

	As Previously
Balance Sheet as of February 12, 2021 (unaudited)	Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$301,630,948	$14,619,052	$316,250,000
Class A common stock	$230	$(147)	$83
Additional paid-in capital	$5,235,691	$(5,235,691)	$—
Accumulated deficit	$(236,705)	$(9,383,214)	$(9,619,919)
Total Stockholders’ Equity (Deficit)	$5,000,007	$(14,619,052)	$(9,619,045)

Balance Sheet as of March 31, 2021 (unaudited)
Class A common stock subject to possible redemption	$306,684,320	$9,565,680	$316,250,000
Class A common stock	$179	$(96)	$83
Additional paid-in capital	$182,370	$(182,370)	$—
Retained earnings	$4,816,670	$(9,383,214)	$(4,566,544)
Total Stockholders’ Equity (Deficit)	$5,000,010	$(9,565,680)	$(4,565,670)

Balance Sheet as of June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$296,160,450	$20,089,550	$316,250,000
Class A common stock	$284	$(201)	$83
Additional paid-in capital	$10,706,135	$(10,706,135)	$—
Retained earnings	$(5,707,207)	$(9,383,214)	$(15,090,421)
Total Stockholders’ Equity (Deficit)	$5,000,003	$(20,089,550)	$(15,089,547)

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$301,630,950	$14,619,050	$316,250,000
Change in value of Class A common stock subject to possible redemption	5,053,370	(5,053,370)	—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Initial classification of Class A common stock subject to possible redemption	$301,630,950	$14,619,050	$316,250,000
Change in value of Class A common stock subject to possible redemption	(5,470,500)	5,470,500	—

	As Previously
Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) March 31, 2021	Reported	Adjusted	As Restated
Sales of 31,625,000 Units, net of underwriting discounts	298,798,535	(298,798,535)	—
Sale of 832,500 Private Placement Units (Private Placement Shares)	8,044,125	—	8,044,125
Initial value of common stock subject to possible redemption at IPO date	(301,630,950)	301,630,950	—
Change in value of common stock subject to redemption	(5,053,370)	5,053,370	—
Accretion for Class A common stock to redemption amount	—	(17,451,465)	(17,451,465)
Total stockholders’ equity (deficit)	5,000,010	(9,565,680)	(4,565,670)

	As Previously
Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) June 30, 2021	Reported	Adjusted	As Restated
Change in value of common stock subject to redemption	(5,470,500)	5,470,500	—
Total stockholders’ equity (deficit)	5,000,003	(20,089,550)	(15,089,547)

In connection with the change in presentation for the Class A common stock subject to redemption, the Company also restated its income (loss) per share calculated to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss). The impact of this restatement on the Company’s financial statements is reflected in the following table:

	As Previously		As Previously		As Previously
	Reported	As Restated	Reported	As Restated	Reported	As Restated
	For the	For the Three	For the	For the	For the	For the
	Three Months	Months	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31,	March 31,	June 30,	June 30,	June 30,	June 30,
	2021	2021	2021	2021	2021	2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	30,163,095	31,625,000	29,616,045	31,625,000	30,496,324	31,625,000
Basic and diluted net loss per share,Class A common stock	$—	$0.12	$—	$(0.27)	$—	$(0.15)
Basic and diluted weighted average shares outstanding, Class B common stock subject to possible redemption	8,611,731	7,715,000	9,695,318	7,715,000	6,875,000	7,715,000
Basic and diluted net loss per share, Class B common stock	$0.56	$0.12	$(1.09)	$(0.27)	$(0.83)	$(0.15)